Equity Incentive Plan (Details Textual) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2010	Mar. 12, 2012	Feb. 13, 2015	Feb. 28, 2015	May 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 911,000	$ 5,095
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 7 months 17 days	1 year
Stock Issued During Period, Shares, Period Increase (Decrease)			891,222
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding And Exercisable Intrinsic Value	1,850,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	70,567
Three Officers And Six Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				613,817
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				7 years 1 month 6 days
Allocated Share-based Compensation Expense				$ 31,290
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.66
Minimum [Member] | Three Officers And Six Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 2.85
Maximum [Member] | Three Officers And Six Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 4.06
2005 And 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	445,771
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	728,597
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest 13 % on the issuance date and 29% on each of the following June 30, 2015, September 30, 2015 and December 31, 2015
Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							125,412
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, Other		60,358				60,358
Sale of Stock, Number of Shares Issued in Transaction					683,250